BORROWINGS (Short-term Narrative) (Details) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term loans interest rate	3.72%	4.72%
Short-term bank borrowings	¥ 5,245,641,157	¥ 2,562,383,328
Amount of short-term bank borrowings guaranteed or collateralized	3,058,157,062
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,489,987
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	2,209,265,547
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	108,530,522
Loan Seven [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	120,325,828
Loan Seven [Member] | Buildings [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,899,053,100
Loan Seven [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	61,000,000
Guaranteed by pledged assets [Member] | Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	136,000,000
Guaranteed by affiliate [Member] | Loan One [Member] | Bank acceptance note [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
Guaranteed by affiliate [Member] | Loan Five [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	902,885,000
Guaranteed by shareholders [Member] | Loan Two [Member] | Bank Deposit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	76,307,000
Guaranteed by shareholders [Member] | Loan Three [Member] | Letter Of Guarantee [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	234,114,732
Guaranteed by shareholders [Member] | Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	381,535,000
Guaranteed by shareholders [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	184,900,000
Guaranteed by shareholders and affiliate [Member] | Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	540,758,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	270,000,000
Jinko Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	286,458,230
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,000,000
Jiangxi Jinko, Jiangxi Import Export [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	33,000,000
Zhejiang Jinko,Jinko Solar Holding [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	283,855,116
Zhejiang Jinko,Jinko Solar Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	335,858,000
Heji [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	487,999,100
Zhejiang Jinko And Jinko Solar Holding [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	90,000,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,580,871,978
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 849,600,000